COST OF SALES EXCLUDING DEPRECIATION AND AMORTIZATION (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2017	Dec. 31, 2016
Analysis of income and expense [abstract]
Contractors	$ 41,297	$ 32,869
Electricity	20,558	18,378
Fuel	11,137	12,647
Raw materials and consumables	51,996	44,016
Salaries and benefits	53,582	43,404
Transportation costs	2,116	1,949
General and administrative	7,695	6,216
Other	8,997	6,505
Mine operating expenses	197,378	165,984
Severance charges	9,232	(71)
Operating costs to metal inventory	167	(6,569)
Inventory net realizable value adjustment	3,500	1,200
Inventory net realizable value adjustment	2,410	1,190
Royalties	17,295	12,082
Cost of sales excluding depreciation and amortization	$ 226,482	$ 172,616